Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows - operating activities
Net earnings	$ 6,637	$ 2,171	$ 1,430
Less net earnings attributable to noncontrolling interests	127	16	15
Net earnings (loss) attributable to the Company	6,510	2,155	1,415
(Earnings) loss from discontinued operations	74	965	(162)
Adjustments to reconcile net earnings attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	7,117	7,752	8,306
Deferred Income taxes	124	1,307	(2,318)
Decrease (increase) in inventories	15	5	(6)
Increase (decrease) in accounts payable	50	(116)	(363)
Provision for losses on financing receivables	3,951	7,085	10,497
All other operating activities (Note 19)	3,282	2,482	(11,565)
Cash from (used for) operating activities - continuing operations	21,123	21,635	5,804
Cash from (used for) operating activities - discontinued operations	737	(133)	1,622
Cash from (used for) operating activities	21,860	21,502	7,426
Cash flows - investing activities
Additions to property, plant and equipment	(9,882)	(7,674)	(6,445)
Dispositions of property, plant and equipment	5,896	7,208	6,479
Net decrease (increase) in financing receivables (Note 19)	14,370	23,046	36,883
Proceeds from sales of discontinued operations	8,950	2,510	0
Proceeds from principal business dispositions	2,623	1,171	9,088
Payments for principal businesses purchased	(50)	(559)	(7,414)
All other investing activities (Note 19)	7,301	9,960	4,654
Cash from (used for) investing activities - continuing operations	29,208	35,662	43,245
Cash from (used for) investing activities - discontinued operations	(714)	(1,352)	1,960
Cash from (used for) investing activities	28,494	34,310	45,205
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	4,393	(652)	(27,255)
Net increase (decrease) in bank deposits	6,748	4,603	(3,784)
Newly issued debt (maturities longer than 90 days) (Note 19)	43,267	37,971	81,073
Repayments and other reductions (maturities longer than 90 days) (Note 19)	(85,436)	(97,379)	(81,615)
Capital contribution from GE	0	0	9,500
Purchase of subsidiary shares from noncontrolling interest	(275)	(633)	0
All other financing activities (Note 19)	(1,792)	(3,318)	(2,691)
Cash from (used for) financing activities - continuing operations	(33,095)	(59,408)	(24,772)
Cash from (used for) financing activities - discontinued operations	(44)	(337)	(1,604)
Cash from (used for) financing activities	(33,139)	(59,745)	(26,376)
Effect of currency exchange rate changes on cash and equivalents	(791)	(208)	619
Increase (decrease) in cash and equivalents	16,424	(4,141)	26,874
Cash and equivalents at beginning of year	60,399	64,540	37,666
Cash and equivalents at end of year	76,823	60,399	64,540
Less cash and equivalents of discontinued operations at end of year	121	142	1,965
Cash and equivalents of continuing operations at end of year	76,702	60,257	62,575
Supplemental disclosure of cash flows information
Cash paid during the year for interest	(15,018)	(16,401)	(18,833)
Cash recovered (paid) during the year for income taxes	$ (616)	$ 104	$ 543